Cover	Jun. 11, 2025
Cover [Abstract]
Entity Registrant Name	ENDRA Life Sciences Inc.
Entity Central Index Key	0001681682
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 11, 2025
Entity File Number	001-37969
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	26-0579295
Entity Address Address Line 1	3600 Green Court
Entity Address Address Line 2	Suite 350
Entity Address City Or Town	Ann Arbor
Entity Address State Or Province	MI
Entity Address Postal Zip Code	48105
City Area Code	734
Local Phone Number	335-0468
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	NDRA
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false